Average Annual Total Returns	12 Months Ended	15 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.24%					4.78%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Core Industrial Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%					5.26%
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.28%					2.00%
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%					2.41%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	6.74%					2.51%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%					(0.54%)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%					0.55%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.07%					2.87%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	9.47%					2.68%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.42%					(0.40%)
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.55%					0.65%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.73%					3.17%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	8.24%					4.67%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.14%					1.80%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.81%					2.28%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Financial & REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.51%					5.13%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.22%					5.78%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.22%					2.98%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%					3.19%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.45%					6.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%					4.29%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.68%					1.53%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.43%					2.04%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.74%					4.73%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	6.00%					3.98%
Performance Inception Date						Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.31%					1.48%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.51%					1.93%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.26%					4.36%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	10.36%
Performance Inception Date		Sep. 18, 2023
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	7.02%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	6.46%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | ICE BofA US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	11.15%
BondBloxx BB Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	6.16%				6.28%
Performance Inception Date					May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.46%				3.60%
BondBloxx BB Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.60%				3.63%
BondBloxx BB Rated USD High Yield Corporate Bond ETF [Default Label] | Ice BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.23%				6.49%
BondBloxx B Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.12%				7.37%
Performance Inception Date					May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.81%				3.95%
BondBloxx B Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.15%				4.12%
BondBloxx B Rated USD High Yield Corporate Bond ETF [Default Label] | ICE BofA Single-B US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.42%				7.92%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	12.95%				10.99%
Performance Inception Date					May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.05%				5.98%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.47%				6.13%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF [Default Label] | ICE CCC US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.74%				11.80%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	9.26%			8.42%
Performance Inception Date				Jun. 28, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.49%			5.68%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.42%			5.24%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF [Default Label] | J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.37%			8.76%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	5.08%		4.75%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.98%		2.85%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.98%		2.82%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 6 Month Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.15%		4.79%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	4.85%		4.38%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.65%		2.40%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.84%		2.50%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 1 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.88%		4.43%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	3.87%		3.51%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.97%		1.73%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.27%		1.92%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 2 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.92%		3.57%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	2.95%		3.09%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.22%		1.40%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.73%		1.64%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF [Default Label] | Bloomberg U S Treasury 3 Year Duration Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.99%		3.13%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	1.26%		2.08%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.33%)		0.54%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.74%		0.94%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 5 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.31%		2.13%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)		0.64%
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.13%)		(0.89%)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.29%)		(0.15%)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 7 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(0.45%)		0.70%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	(2.28%)		(0.63%)
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.88%)		(2.18%)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.34%)		(1.11%)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 10 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.23%)		(0.59%)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	(10.40%)		(6.77%)
Performance Inception Date			Sep. 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(11.96%)		(8.29%)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(6.10%)		(5.67%)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF [Default Label] | Bloomberg US Treasury 20 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(10.27%)		(6.57%)